Hedging	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Hedging
Hedging
Derivative instruments are carried at fair value in the Consolidated Balance Sheets. For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gains or losses is deferred as a component of "Accumulated other comprehensive income (loss)" and reclassified into net income in the same period during which the hedged transaction affects net income. Gains and losses on derivatives representing hedge ineffectiveness are recognized in net income currently. See further information regarding fair value measurements of derivatives in Note 12.
To manage its exposure to exchange rates on the conversion of euro-based revenue into U.S. dollars, the company uses average rate euro put options, average rate collars (a purchased average rate euro put option paired with a sold average rate euro call option) and average rate euro forward contracts. In some cases, the company may enter into an average rate euro put and an average rate euro call at the same strike rate to effectively lock in the exchange rate of the notional amount similar to an average rate euro forward. Average rate euro put options require an upfront premium payment and reduce the risk of a decline in the value of the euro without limiting the benefit of an increase in the value of the euro. Average rate euro call options sold by the company require an upfront premium payment to be received from the counterparty and limit the benefit of an increase in the value of the euro without limiting the risk of a decline in the value of the euro. Average rate forward contracts lock in the value of the euro and do not require an upfront premium. These instruments are designated as cash flow hedges. At December 31, 2012, the amount of unrealized net losses on the company's currency hedging portfolio that would be reclassified to net income, if realized, in the next twelve months is $23 million; these net losses were deferred in "Accumulated other comprehensive income (loss)."
Most of the company's foreign operations use the U.S. dollar as their functional currency. As a result, balance sheet translation adjustments due to currency fluctuations are recognized currently in "Cost of sales." To reduce the resulting volatility, the company also enters into 30-day euro forward contracts each month to economically hedge the net monetary assets exposed to euro exchange rates. These 30-day euro forward contracts are not designated as hedging instruments, and gains and losses on these forward contracts are recognized currently in "Cost of sales."

	Year ended December 31,
(In thousands)	2012	2011	2010
Gains (losses) on 30-day euro forward contracts	$(2,812)	$4,267	$8,437
Gains (losses) from fluctuations in the value of the net monetary assets exposed to euro exchange rates	(2,187)	(13,115)	(11,137)

The company also enters into bunker fuel forward contracts for its shipping operations, which permit it to lock in fuel purchase prices for up to three years and thereby minimize the volatility that changes in fuel prices could have on its operating results. These bunker fuel forward contracts are designated as cash flow hedging instruments. At December 31, 2012, the amount of unrealized net gains on the company's bunker fuel hedging portfolio that would be reclassified to net income, if realized, in the next twelve months is $6 million; these net gains were deferred in "Accumulated other comprehensive income (loss)." In 2011, the company reduced its expected total bunker fuel consumption and changed the ports where bunker fuel is purchased through the implementation of a new shipping configuration. These changes resulted in recognition of $12 million of unrealized gains on bunker fuel contracts in "Cost of sales" in the Consolidated Statements of Income in 2011 originally intended to hedge bunker fuel purchases in future periods. These unrealized gains, previously deferred in "Accumulated other comprehensive income (loss)," were recognized because the forecasted hedged bunker fuel purchases, as documented by the company, became probable not to occur. Cash flow hedging relationships of many of the affected bunker fuel forward contracts were reapplied to other bunker fuel purchases, however, accounting standards require these to be based on the market prices at the date the new hedging relationships were established, even though there is no change in the hedging instrument. Bunker fuel forward contracts that were in excess of expected core fuel demand were sold and gains of $2 million were realized. In December 2011, the company sold certain bunker fuel forward contracts representing 74,655 metric tons with maturity dates varying from January 2012 to December 2013; because the forecasted hedged transactions were still probable of occurring, the effective portion of gains or losses will continue to be deferred in "Accumulated other comprehensive income" until each maturity date.
At December 31, 2012, the company's hedge portfolio was comprised of the following outstanding positions:

	Notional Amount	Contract Average Rate/Price	Settlement Period
Derivatives designated as hedging instruments:
Currency derivatives:
Purchased euro put options	€212 million	$1.20/€	2013
Sold euro call options	€212 million	$1.28/€	2013
Average rate forward contracts	€148 million	$1.23/€	2013

3.5% Rotterdam Barge/Singapore 180 fuel derivatives:
Bunker fuel forward contracts[1]	76,701 mt	$497/mt	2013
Bunker fuel forward contracts[1]	108,416 mt	$587/mt	2014
Bunker fuel forward contracts	74,640 mt	$564/mt	2015

Derivatives not designated as hedging instruments:
30-day euro forward contracts	€50 million	$1.32/€	January 2013

[1]
As described in the paragraph above, new cash flow hedge relationships were established for certain bunker fuel forward contracts in 2011. These changes result in hedge rates for accounting purposes that are different from those in the hedge contract terms.

Activity related to the company's derivative assets and liabilities designated as hedging instruments is as follows:

(In thousands)	Currency Hedge Portfolio	Bunker Fuel Forward Contracts
Balance at December 31, 2010	$293	$27,314
Realized (gains) losses included in net income	(501)	(37,019)
Purchases (sales), net[1]	5,013	(10,296)
Changes in fair value	427	34,755
Balance at December 31, 2011	$5,232	$14,754
Realized (gains) losses included in net income	(651)	(16,053)
Purchases (sales), net[1]	850	—
Changes in fair value	(28,646)	9,871
Balance at December 31, 2012	$(23,215)	$8,572

[1]
Purchases (sales) represent the cash premiums paid upon the purchase of euro put options or received upon the sale of euro call options and sales of bunker fuel forward contracts prior to their expiration. Bunker fuel forward contracts require no up-front cash payment and have an initial fair value of zero; settlements on the forward contracts (swaps) occur upon their maturity.

Deferred net gains (losses) in "Accumulated other comprehensive income (loss)" at December 31, 2012 are expected to be reclassified into income as follows:
(In thousands)

Expected Period of Recognition	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Total
2013	$(23,476)	$6,128	$(17,348)
2014	—	(98)	(98)
2015	—	888	888
	$(23,476)	$6,918	$(16,558)

The following table summarizes the effect of the company's derivatives designated as cash flow hedging instruments on OCI and earnings:

	Year Ended December 31, 2012			Year Ended December 31, 2011
(In thousands)	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Total	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Total
Gain (loss) recognized in OCI on derivative (effective portion)	$(27,467)	$10,539	$(16,928)	$14,243	$24,660	$38,903
Gain (loss) reclassified from AOCI into income (effective portion)[1]	1,240	16,053	17,293	7,805	37,019	44,824
Gain (loss) recognized in income on derivative (ineffective portion)[1]	—	(668)	(668)	—	10,095	10,095

[1]
Both the gain (loss) reclassified from accumulated OCI into income (effective portion) and the gain (loss) recognized in income on derivative (ineffective portion), if any, are included in "Net sales" for the currency hedge portfolio and "Cost of sales" for bunker fuel forward contracts.